EFMT DEPOSITOR LLC ABS-15G

Exhibit 99.22

Client Name:
Client Project Name:	EFMT 2025-INV1
Start - End Dates:	7/26/2024 - 10/1/2024
Deal Loan Count:	143

Conditions Report 2.0

Loans in Report:	143
Loans with Conditions:	60

22 - Total Active Conditions
22 - Non-Material Conditions
20 - Credit Review Scope
1 - Category: Assets
10 - Category: Credit/Mtg History
1 - Category: Income/Employment
1 - Category: LTV/CLTV
7 - Category: Terms/Guidelines
2 - Property Valuations Review Scope
1 - Category: FEMA
1 - Category: Property
51 - Total Satisfied Conditions

37 - Credit Review Scope
5 - Category: Application
5 - Category: Assets
1 - Category: Credit/Mtg History
4 - Category: Income/Employment
5 - Category: Insurance
12 - Category: Legal Documents
1 - Category: Re-Verifications
4 - Category: Title
12 - Property Valuations Review Scope
5 - Category: Appraisal
1 - Category: FEMA
6 - Category: Property
2 - Compliance Review Scope
1 - Category: Compliance Manual
1 - Category: Documentation
0 - Total Waived Conditions

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